Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current liability for corporate income tax	$ 10,994	$ 8,991
Angola, Brazil and Congo
Current tax expense percentage	92.00%
Angola, Brazil, Norway, Congo and Senegal
Current tax expense percentage		93.00%
Angola, Brazil, Norway and Congo
Current tax expense percentage			90.00%
Marshall Islands
Tax rate		0.00%	0.00%
Cayman Islands
Tax rate	0.00%	0.00%